Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Supplemental operating lease cash flow information [Table Text Block]
Supplemental cash flow information related to operating leases was as follows:

(dollars in millions)	Year ended December 31, 2019
Operating cash flows used in the measurement of operating lease liabilities	$411
Operating lease right-of-use assets obtained in exchange for operating lease obligations	123

Balance Sheet Location, Operating Leases [Table Text Block]
Operating lease right-of-use assets and liabilities are reflected on our Consolidated Balance Sheet as follows:

(dollars in millions, except lease term and discount rate)	December 31, 2019
Operating lease right-of-use assets	$1,252

Accrued liabilities	$(245)
Operating lease liabilities	(1,093)
Total operating lease liabilities	$(1,338)

Supplemental Balance Sheet Information, Operating Leases [Table Text Block]	Supplemental balance sheet information related to operating leases was as follows:

December 31, 2019
Weighted Average Remaining Lease Term (in years)	8.6
Weighted Average Discount Rate	3.5%

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Undiscounted maturities of operating lease liabilities as of December 31, 2019 are as follows:

(dollars in millions)
2020	$298
2021	265
2022	196
2023	147
2024	120
Thereafter	595
Total undiscounted lease payments	1,621
Less imputed interest	(283)
Total discounted lease payments	$1,338